OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-06567

Invesco Municipal Opportunity Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows       1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2410857

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco Municipal Opportunity Trust

Effective December 3, 2012, Invesco Van Kampen Municipal
Opportunity Trust was renamed Invesco Municipal
Opportunity Trust.

Quarterly Schedule of Portfolio Holdings
November 30, 2012

invesco.com/us	VK-CE-MOPP-QTR-1 11/12 Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–162.09%

Alabama–2.42%

Alabama (State of) Incentives Financing Authority; Series 2012 A, Special Obligation RB	5.00%	09/01/42	$3,950	$4,564,699
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	3,250	3,672,630
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	3,350	3,866,536
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)	5.00%	01/01/36	1,815	2,075,979
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (c)	5.20%	06/01/25	1,250	1,297,463
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,600	1,606,880
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	5	0
Phenix City (City of) Industrial Development Board (MeadWestvaco Coated Board); Series 2012, Ref. Environmental Improvement RB (c)	4.13%	05/15/35	1,000	1,014,850
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,050	3,569,537
University of Alabama Board of Trustees; Series 2004 A, General RB (INS-NATL) (b)	5.25%	07/01/20	2,500	2,688,200

				24,356,774

Alaska–0.68%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (a)	5.50%	10/01/41	5,730	6,866,431

Arizona–4.56%

Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	3,765	3,998,995
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (b)	5.00%	03/01/41	435	486,191
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (a)	5.00%	07/01/25	2,005	2,399,604
Series 2008 B, Highway RB	5.00%	07/01/25	610	730,060
Series 2008 B, Highway RB (a)	5.00%	07/01/26	3,925	4,648,024
Series 2011 A, Ref. Sub. Highway RB (a)	5.00%	07/01/36	4,095	4,817,563
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,155	1,202,136
Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,075	1,116,387
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	818,393
Series 2010, RB	5.13%	05/15/40	1,500	1,634,610
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	2,775	2,968,695
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (d)(e)	5.00%	07/01/14	3,425	3,623,547
Maricopa County Pollution Control Corp. (Arizona Public Service Co.—Palo Verde); Series 2009 A, Ref. PCR (d)(e)	6.00%	05/01/14	300	319,026
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (d)(e)	5.50%	06/01/34	800	847,408
Series 2009 E, PCR (d)(e)	5.75%	06/01/34	950	1,070,868
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/29	735	814,836
Series 2009, Education RB	7.00%	01/01/39	835	916,354
Series 2009, Education RB	7.13%	01/01/45	790	870,382
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,870	4,317,604
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	2,900	3,056,832
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	550	607,899

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (a)	5.00%	01/01/28	$2,680	$3,214,124
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,405	1,451,182

				45,930,720

California–16.14%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(f)	0.00%	09/01/20	2,630	2,049,138
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/29	2,400	2,423,784
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (a)	5.00%	04/01/39	5,905	6,827,952
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	1,050	608,223
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (a)	5.00%	12/01/24	1,200	1,459,416
Series 2008 AE, Water System RB (a)	5.00%	12/01/25	1,450	1,759,126
Series 2008 AE, Water System RB (a)	5.00%	12/01/26	1,450	1,754,805
Series 2008 AE, Water System RB (a)	5.00%	12/01/27	900	1,069,704
Series 2008 AE, Water System RB (a)	5.00%	12/01/28	1,450	1,720,034
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,400	1,691,564
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	4,080	4,268,088
Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	5,700	5,985,855
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (c)	5.00%	07/01/27	2,500	2,691,400
California (State of) Public Works Board (Department of Mental Health—Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/25	2,000	2,105,960
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,374,000
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,260	1,409,562
California (State of) Statewide Communities Development Authority (Kaiser Permanente);
Series 2009 A, RB	5.00%	04/01/19	1,750	2,107,472
Series 2012 A, RB	5.00%	04/01/42	2,205	2,568,516
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (g)	5.25%	10/01/19	1,565	1,641,169
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,575	1,924,272
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,500	3,119,750
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,090	6,147,600
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	455	530,039
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	730	897,937
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	3,430	3,995,470
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	3,430	4,133,253
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 B, Ref. VRD RB (LOC-Mizuho Corporate Bank) (h)(i)	0.17%	11/01/26	1,000	1,000,000
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,177,680
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS-AMBAC) (b)	5.00%	06/01/36	2,000	2,220,840
Coachella (City of) Redevelopment Agency (Merged Project Areas); Series 2006 A, Sub. Tax Allocation RB (INS-AMBAC) (b)	5.25%	09/01/36	3,390	3,509,192
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	605	625,128
Desert Community College District (Election of 2004); Series 2007 B, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/32	500	562,145
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (a)	5.00%	06/01/36	5,795	6,931,515

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	$2,000	$2,110,860
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL)	5.00%	06/01/31	1,000	1,037,510
Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB (a)(e)(g)	5.00%	07/01/14	3,000	3,221,700
Series 2012 B, Waterworks RB	5.00%	07/01/37	1,000	1,195,430
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM) (b)	5.50%	10/01/18	1,235	1,403,442
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (j)	5.50%	03/01/18	215	223,110
Oakland (City of) Joint Powers Financing Authority (Fruitvale Transit Village); Series 2001 B, VRD RB (LOC-Citibank N.A.) (h)(i)	0.22%	07/01/33	2,480	2,480,000
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (b)	5.00%	06/01/29	3,000	3,099,840
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (b)	5.50%	11/01/35	3,500	3,697,925
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,450	1,672,329
Regents of the University of California;
Series 2005 B, Limited Project RB (e)(g)	5.00%	05/15/13	2,000	2,063,840
Series 2012 G, Limited Project RB	5.00%	05/15/37	3,025	3,631,664
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,750	3,095,785
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	525	594,804
San Diego (County of) Water Authority; Series 2004 A, COP (INS-AGM) (a)(b)	5.00%	05/01/29	3,000	3,197,190
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (a)	5.00%	08/01/36	8,460	10,030,176
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	460	503,442
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	1,136,040
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/25	1,210	1,430,510
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/26	2,420	2,841,612
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (a)	5.00%	11/01/36	5,250	6,249,495
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,800	4,605,258
Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (b)	5.00%	07/01/35	1,000	1,097,950
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (a)	5.25%	07/01/29	1,950	2,406,963
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (b)(d)(e)	3.50%	05/31/13	1,500	1,503,855
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (f)	0.00%	04/01/14	600	590,760
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,300	3,765,861
West Contra Costa Unified School District;
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	08/01/25	1,485	879,120
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	08/01/26	1,350	753,179
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS-SGI)	5.00%	09/01/26	2,500	2,865,175
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	4,650	1,870,090

				162,545,504

Colorado–4.62%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	3,500	4,128,355
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI) (b)	5.50%	05/01/36	5,000	5,119,350
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (b)	5.00%	06/01/37	2,500	2,680,275
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	1,500	1,669,980
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	7,400	8,071,180

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)

Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	$2,790	$2,919,819
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	420	424,019
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	650	649,084
Colorado (State of) Housing & Finance Authority; Series 1997 B-2, MFH Mortgage RB (CEP-FHA) (c)	5.80%	10/01/28	230	230,400
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,500	1,806,315
Series 2010, Private Activity RB	6.00%	01/15/41	700	836,101
Series 2010, Private Activity RB	6.50%	01/15/30	1,850	2,322,027
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	2,500	2,926,475
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	2,000	2,104,440
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	1,400	1,458,534
Fort Collins (City of);
Series 2004 A, Lease COP (e)(g)	5.38%	06/01/14	2,040	2,175,844
Series 2004 A, Lease COP (e)(g)	5.38%	06/01/14	2,155	2,306,884
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	880	912,437
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,500	1,588,845
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	2,118	2,174,021

				46,504,385

Connecticut–1.07%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(c)	6.60%	07/01/24	3,800	3,806,954
Connecticut (State of) Development Authority (Aquarion Water Co.);
Series 2007, Ref. Water Facilities RB (INS-SGI) (b)(c)	5.10%	09/01/37	2,750	2,956,552
Series 2011, Water Facilities RB (c)	5.50%	04/01/21	1,000	1,198,220
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (c)	5.00%	05/15/31	2,010	2,216,789
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	595	596,053

				10,774,568

District of Columbia–2.86%

District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	3,115	3,714,607
Series 2009, Hospital RB	6.50%	10/01/29	1,990	2,410,646
District of Columbia (The American University); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.18%	10/01/38	4,200	4,200,000
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	8,000	9,315,680
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	1,225	1,457,285
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	2,350	2,784,092
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	3,000	3,147,090
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/26	380	441,381
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/27	380	441,381
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/28	760	875,467

				28,787,629

Florida–12.80%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	1,005,940
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (b)	5.00%	04/01/31	2,000	2,148,060
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	4,125	4,965,304
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/41	870	1,006,703
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	2,000	2,126,540
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,970	3,457,555

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	$525	$553,161
Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS-BHAC) (b)	5.00%	07/01/27	6,000	6,926,880
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/26	2,540	2,958,109
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/27	2,580	3,004,694
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/28	2,805	3,277,643
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/32	2,500	2,890,425
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (c)	5.13%	06/01/27	1,080	1,283,656
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.38%	10/01/33	1,500	1,654,725
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.50%	10/01/38	3,325	3,698,165
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (d)(e)	5.15%	09/01/13	1,075	1,109,583
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	1,600	1,922,864
JEA;
Series 2005 B, Water & Sewer System RB (INS-NATL) (b)	5.00%	10/01/24	2,460	2,634,488
Series 2012 Three B, Electric System RB	5.00%	10/01/39	4,000	4,669,160
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	1,895	2,142,279
Miami-Dade (County of) (Florida Public Improvement); Series 1988 DD, Unlimited Tax GO Bonds (INS-AMBAC) (b)	7.75%	10/01/15	830	988,580
Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS-NATL) (b)	5.75%	10/01/24	2,500	2,509,600
Series 2002, Aviation RB (INS-AGC) (b)(c)	5.38%	10/01/27	4,100	4,108,692
Series 2002, Aviation RB (INS-AGC) (b)(c)	5.38%	10/01/32	2,500	2,504,425
Series 2004, Aviation RB (INS-AGC) (b)(c)	4.75%	10/01/36	1,030	1,054,596
Series 2005, Aviation RB (INS-AGC) (b)(c)	5.00%	10/01/38	790	829,650
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/25	650	762,749
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	1,370	1,526,221
Miami-Dade (County of) Expressway Authority;
Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	5,000	5,600,000
Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/35	720	824,652
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	360	440,809
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	825	998,844
Miami-Dade (County of);
Series 2010, Water & Sewer System RB (INS-AGM) (b)	5.00%	10/01/39	1,000	1,147,350
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	1,000	1,188,450
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,450	1,690,671
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	2,295	2,646,387
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	495	504,667
Orlando (City of) Utilities Commission;
Series 2003 B, Ref. RB (e)(g)	5.00%	04/01/13	3,445	3,500,223
Series 2003 B, Ref. RB (e)(g)	5.00%	04/01/13	1,555	1,580,082
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (k)	6.13%	05/01/35	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	175	160,370
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	385	367,336
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,400	1,484,672
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	4,150	5,202,399
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	600	752,178
Series 2011, Ref. RB (a)	5.00%	10/01/31	4,650	5,552,147
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)(e)	5.35%	05/01/18	5,000	5,972,700

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/36	$490	$220,789
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (j)	5.75%	10/01/22	1,000	1,116,690
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,145	889,928
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB (a)	5.00%	08/15/32	7,510	8,479,090
Series 2007, Hospital RB (a)	5.00%	08/15/42	4,000	4,471,600
Series 2007, Hospital RB	5.00%	08/15/42	4,000	4,471,600
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	989,700
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,050	954,272

				128,928,055

Georgia–4.95%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	460	591,675
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	830	1,067,588
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	265	330,802
Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS-NATL) (b)	5.50%	11/01/22	3,000	3,769,470
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	6,250	6,586,500
Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	2,012,395
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,600	2,006,336
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,750	2,188,025
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,600	1,985,344
Series 2010 A, General Airport RB (INS-AGM) (b)	5.00%	01/01/35	2,000	2,273,400
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (d)(e)	2.50%	03/01/13	1,565	1,572,543
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,340	1,545,167
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	7,000	8,243,130
Georgia (State of) Road & Tollway Authority;
Series 2003, RB (e)(g)	5.00%	10/01/13	2,000	2,079,900
Series 2003, RB	5.00%	10/01/23	3,000	3,115,260
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (b)	5.00%	07/01/34	660	760,736
Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building—Newton Campus); Series 2005, RB (INS-AGC) (b)	5.00%	06/01/34	2,000	2,164,600
Oconee (County of) Industrial Development Authority (OIIT); Series 2003, RB (e)(g)	5.25%	07/01/13	1,000	1,028,930
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (a)	5.00%	09/01/29	3,200	3,851,680
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/32	250	281,415
Series 2012 A, RB	5.25%	10/01/27	455	534,311
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,800	1,842,138

				49,831,345

Hawaii–0.67%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	1,148,010
Series 2010 B, Special Purpose RB	5.75%	07/01/40	370	425,963
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,525	3,998,795
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,215,960

				6,788,728

Idaho–0.75%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	1,000	1,205,540
Series 2008 A, RB	6.75%	11/01/37	1,400	1,687,392

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	$1,010	$1,051,683
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/24	1,240	1,483,623
Regents of the University of Idaho; Series 2011, Ref. General RB (d)(e)	5.25%	04/01/21	1,785	2,144,802

				7,573,040

Illinois–17.70%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,750	1,713,005
Bolingbrook (Village of);
Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	01/01/30	1,365	532,514
Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	01/01/32	725	252,829
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	945	1,037,686
Chicago (City of) (O’Hare International Airport);
Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (b)(c)	5.75%	01/01/22	5,000	5,217,200
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	10,900	12,192,849
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	10,000	11,163,600
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/26	3,855	4,281,286
Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/26	4,000	4,442,320
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	1,400	1,596,672
Series 2012 B, Ref. Passenger Facility Charge RB (c)	5.00%	01/01/30	4,320	4,960,008
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	6,750	7,623,787
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	4,525	5,110,671
Series 2011 A, Unlimited Tax GO Bonds (a)	5.00%	12/01/41	2,830	3,175,147
Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS-AMBAC) (b)	5.00%	01/01/28	2,500	2,651,225
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (a)	5.25%	12/01/36	6,900	8,137,791
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.50%	01/01/18	700	818,755
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	01/01/37	3,300	3,540,768
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/24	1,000	1,150,400
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	3,875	4,445,710
Series 2011, COP	7.13%	05/01/21	445	492,544
Series 2011, COP	7.13%	05/01/21	875	968,485
Series 2011 A, Sales Tax RB (a)	5.25%	01/01/38	2,400	2,859,216
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	4,475	5,187,867
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/33	2,300	2,724,971
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (b)	8.10%	12/01/15	285	339,008
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	1,100	1,115,213
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,166,220
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	2,300	2,463,783
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,850	2,086,559
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	625	683,013
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,161,450
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (a)	5.38%	08/15/24	3,070	3,658,887
Series 2009 A, RB (a)	5.75%	08/15/30	1,900	2,268,106
Series 2009 B, RB	5.00%	08/15/16	380	435,089
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	5,008,005
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,200	2,201,914
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (INS-AGM) (b)	5.50%	05/15/24	6,000	6,632,220
Series 2009, Ref. RB	6.13%	05/15/25	775	905,866

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	$1,650	$1,961,107
Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS-NATL) (b)	5.80%	06/01/30	1,000	1,001,740
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,059,520
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,845	3,710,933
Illinois (State of) Finance Authority (Sherman Health System);
Series 1997, RB (INS-AMBAC) (b)	5.25%	08/01/22	1,185	1,187,275
Series 2007 A, RB	5.50%	08/01/37	7,500	8,340,375
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	2,190	2,246,809
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,105	1,287,911
Series 2010 A, Ref. RB	6.00%	08/15/38	2,480	2,874,394
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (a)	5.50%	08/15/41	1,530	1,785,189
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (c)	5.05%	08/01/29	1,335	1,421,241
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,750	3,179,770
Series 2012 A, RB	5.00%	06/15/42	1,500	1,727,145
Series 2012 B, RB	5.00%	12/15/28	1,110	1,339,548
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (a)	5.00%	12/15/41	3,900	4,515,459
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	6,030	7,375,896
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	6,115,500
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	680	716,829

				178,249,280

Indiana–2.71%

East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS-AMBAC) (b)	6.25%	01/05/16	1,845	1,966,715
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (a)	5.00%	11/15/36	9,200	10,244,844
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,080	1,185,019
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,625	4,292,435
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,634,543
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,125	2,330,254
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,535	1,675,775
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	975	1,058,821
New Albany Floyd County School Building Corp.; Series 2005, Ref. First Mortgage RB (INS-AGM) (b)	5.00%	07/15/25	1,800	1,985,958
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (d)(e)	6.25%	06/02/14	375	401,231
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (j)	5.75%	09/01/42	500	522,955

				27,298,550

Iowa–0.76%

Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,169,798
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (a)	5.00%	06/01/25	975	1,189,715
Series 2009 A, Special Obligation RB (a)	5.00%	06/01/26	730	886,979

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	$2,500	$2,628,525
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS-AGC) (b)	5.25%	08/15/29	1,500	1,741,695

				7,616,712

Kansas–0.96%

Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS-NATL) (b)	5.25%	10/01/21	70	72,319
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.50%	11/15/23	1,250	1,516,488
Series 2009 C, Hospital RB	5.50%	11/15/29	335	398,228
Series 2009 C, Hospital RB (a)	5.75%	11/15/38	3,400	4,054,976
Wamego (City of) (Kansas Gas & Electric Co.); Series 2004, Ref. PCR (INS-NATL) (b)	5.30%	06/01/31	3,500	3,624,285

				9,666,296

Kentucky–2.23%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	2,000	2,273,280
Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/42	1,000	1,120,170
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.) Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,985	2,401,691
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,950	2,363,693
Series 2010 A, Hospital RB	6.50%	03/01/45	2,550	3,104,497
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	2,110	2,523,813
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,370	2,824,305
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	5,405	5,823,023

				22,434,472

Louisiana–2.00%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.-Housing & Parking);
Series 2010, RB (INS-AGM) (b)	5.25%	10/01/30	550	642,725
Series 2010, RB (INS-AGM) (b)	5.50%	10/01/35	960	1,123,891
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (k)	5.25%	07/01/17	1,360	544,340
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,450	1,579,036
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (e)(g)	5.50%	05/15/26	2,000	2,761,520
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (b)	5.00%	06/01/20	1,000	1,112,950
Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,650	3,368,070
Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	2,600	2,624,180
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (d)(e)	4.00%	06/01/22	1,750	1,948,870
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	4,125	4,451,947

				20,157,529

Maryland–0.74%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	505	526,261
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	813,097
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	2,715	2,928,209
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,815	2,077,267

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	$930	$1,067,314

				7,412,148

Massachusetts–2.70%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,322,414
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,800	3,183,488
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	282	215,064
Series 2011 A-1, RB	6.25%	11/15/46	496	368,955
Series 2011 A-2, RB	5.50%	11/15/46	41	26,377
Series 2011 B, RB (f)	0.00%	11/15/56	206	1,092
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	1,230	1,462,605
Series 2012 L, RB	5.00%	07/01/36	4,025	4,694,881
Massachusetts (State of) Development Finance Agency (SEMASS System); Series 2001 A, Resource Recovery RB (INS-NATL) (b)	5.63%	01/01/15	2,000	2,009,120
Series 2001 A, Resource Recovery RB (INS-NATL) (b)	5.63%	01/01/16	3,000	3,013,680
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	855	427,500
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	275	342,617
Series 2011 I, RB	7.25%	01/01/32	1,050	1,352,127
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (a)	5.00%	10/15/35	6,450	7,780,313

				27,200,233

Michigan–1.37%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.00%	07/01/27	2,900	3,680,796
Series 2003 B, Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.50%	07/01/33	1,250	1,596,312
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (d)(e)	5.25%	01/15/14	1,125	1,181,216
Series 2008 A, RB (d)(e)	5.50%	01/15/15	625	686,388
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	750	879,195
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL) (b)	6.95%	09/01/22	1,000	1,382,660
Oakland University; Series 2012, General RB	5.00%	03/01/42	3,000	3,404,940
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	870	986,554

				13,798,061

Minnesota–0.54%

Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,041
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	2,850	3,486,234
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,600	1,956,784

				5,453,059

Missouri–2.29%

Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.50%	06/01/22	350	350,623
Series 2002, Health Facilities RB	5.63%	06/01/27	205	205,342
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/29	500	566,500
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	516,360
Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	4.50%	04/01/21	585	600,924

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	$1,175	$1,463,286
Series 2011 A, Ref. RB	5.50%	09/01/25	305	377,465
Series 2011 A, Ref. RB	5.50%	09/01/27	1,375	1,683,124
Series 2011 A, Ref. RB	5.50%	09/01/28	2,380	2,899,411
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	555	582,528
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	2,375	2,444,326
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,325	1,447,311
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2012, RB	4.00%	11/15/42	2,030	2,112,093
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist Medical Center); Series 1989, Health Facilities RB (g)	7.63%	07/01/18	1,090	1,194,106
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS-NATL) (b)	5.00%	01/01/21	1,000	1,074,870
Nixa (City of); Series 2005, Electric System RB (e)(g)	5.00%	04/01/13	1,175	1,193,636
St. Charles (City of); Series 2003 B, COP (e)(g)	5.50%	05/01/13	1,250	1,277,300
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	825	841,739
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	657,121
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,536,174

				23,024,239

Montana–0.09%

Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	800	940,712

Nebraska–1.14%

Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.13%	04/01/29	1,000	1,200,760
Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.38%	04/01/39	1,000	1,202,190
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (b)	5.00%	01/01/37	2,000	2,253,040
Omaha (City of) Public Power District; Series 2011 B, RB (a)	5.00%	02/01/36	5,775	6,847,360

				11,503,350

Nevada–2.48%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	573,720
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/39	1,000	1,151,950
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(c)	5.25%	07/01/34	11,000	11,285,560
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	290	318,063
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/42	3,000	3,537,750
Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/23	1,500	1,662,285
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	1,600	1,884,752
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	4,250	4,523,658

				24,937,738

New Hampshire–0.19%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (b)	5.13%	01/01/30	1,000	1,128,950
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(c)	6.30%	05/01/22	750	752,378

				1,881,328

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–4.45%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	$440	$507,338
Series 2010 A, RB	5.88%	06/01/42	2,100	2,390,955
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	30,000	36,493,200
Series 2007 U, School Facilities RB (INS-AGM) (a)(b)	5.00%	09/01/32	3,000	3,388,440
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/19	2,000	2,074,280

				44,854,213

New Mexico–1.02%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (d)(e)	5.20%	06/01/20	1,000	1,158,100
Series 2010 C, Ref. PCR	5.90%	06/01/40	3,250	3,664,798
Jicarilla Apache Nation; Series 2003 A, RB (j)	5.00%	09/01/18	1,500	1,554,435
Series 2003 A, RB (j)	5.50%	09/01/23	1,250	1,292,375
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (a)	6.38%	08/01/32	2,100	2,555,469

				10,225,177

New York–14.21%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	2,150	2,527,303
Series 2009, PILOT RB	6.38%	07/15/43	900	1,063,746
Long Island Power Authority; Series 2004 A, Electrical System General RB (INS-AMBAC) (b)	5.00%	09/01/34	2,250	2,392,740
Series 2011 A, Electric System General RB (INS-AGM) (b)	5.00%	05/01/36	1,045	1,213,381
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,000	1,311,500
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	2,750	1,805,045
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL) (b)(c)	5.75%	12/01/25	3,000	3,001,080
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,700	3,230,037
New York & New Jersey (States of) Port Authority; One Hundred Fifty-Second Series 2008, Consolidated RB (a)(c)	5.00%	11/01/28	6,300	7,115,661
One Hundred Forty-Fourth Series 2006, Consolidated RB (a)	5.00%	10/01/35	21,900	25,119,300
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	10,500	12,784,275
New York (City of) Transitional Finance Authority; Series 2009 A, Future Tax Sec. RB (a)	5.00%	05/01/28	935	1,133,603
Series 2009 A, Future Tax Sec. RB (a)	5.00%	05/01/29	745	903,245
Series 2009 A, Future Tax Sec. RB (a)	5.00%	05/01/30	745	882,706
Series 2009 S-3, Building Aid RB (a)	5.25%	01/15/39	1,800	2,067,876
Subseries 2012 F-1, Future Tax Sec. RB	5.00%	05/01/39	9,400	11,234,880
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (a)	5.00%	04/01/28	2,850	3,423,876
New York (City of); Series 1995 C, Unlimited Tax GO Bonds	7.25%	08/15/24	5	5,029
Series 2005 E-3, VRD Unlimited Tax GO Bonds (LOC-Bank of America, N.A.) (h)(i)	0.15%	08/01/34	3,890	3,890,000
Series 2009 H-1, Unlimited Tax GO Bonds	5.00%	03/01/16	1,500	1,710,030
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,200	1,457,040
Subseries 2008 A-1, Unlimited Tax GO Bonds (a)	5.25%	08/15/27	1,440	1,743,538
Subseries 2008 A-1, Unlimited Tax GO Bonds (a)	5.25%	08/15/28	1,440	1,742,659
Subseries 2008 I-1, Unlimited Tax GO Bonds (a)	5.00%	02/01/26	7,200	8,497,944
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/28	600	818,022
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	505	694,739
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (a)	5.00%	07/01/35	6,085	6,912,560

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (a)	5.00%	03/15/30	$4,125	$5,011,586
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (b)	5.00%	08/01/29	1,995	2,138,361
New York (State of) Dormitory Authority (Upstate Community Colleges); Series 2004 B, RB	5.25%	07/01/20	1,500	1,615,155
New York (State of) Dormitory Authority; Series 1993 A, Second General City University System Consolidated RB	5.75%	07/01/13	705	727,208
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	3,080	3,465,832
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	940	1,149,629
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/26	2,400	2,925,840
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/27	2,650	3,219,909
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/28	2,600	3,159,156
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (a)	5.00%	04/01/29	6,855	8,265,965
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,360	2,734,980

				143,095,436

North Carolina–2.36%

Brunswick (County of); Series 2004 A, Enterprise System RB (e)(g)	5.25%	04/01/14	1,585	1,688,865
Charlotte (City of) (Convention Facility); Series 2003 A, Ref. COP	5.50%	08/01/19	3,000	3,135,150
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (a)	5.00%	06/01/39	3,915	4,378,145
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	5,165	5,995,635
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	855	866,790
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (b)	5.13%	01/01/24	1,355	1,581,692
Series 2011, Monroe Connector System State Appropriation RB (a)	5.00%	07/01/36	1,875	2,220,038
Series 2011, Monroe Connector System State Appropriation RB (a)	5.00%	07/01/41	3,320	3,886,359

				23,752,674

North Dakota–0.17%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,500	1,682,175

Ohio–6.58%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	755	853,271
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,750	4,295,775
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(b)	5.25%	02/15/33	2,400	2,774,256
Cleveland State University; Series 2012, RB	5.00%	06/01/37	1,200	1,375,380
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	417,604
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (a)	5.00%	11/15/36	3,310	3,769,428
Series 2011 A, Hospital Facilities RB (a)	5.00%	11/15/41	1,500	1,699,470
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	3,250	3,693,755
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	960	1,161,744
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	4,900	5,551,896
Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,525	5,128,771
Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,575	5,185,717
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	2,000	2,469,040
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,762,930
Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB (e)(g)	6.00%	11/15/14	2,040	2,205,811
Series 2009 A, RB (e)(g)	6.25%	11/15/14	1,275	1,388,539

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (d)(e)	5.80%	12/01/19	$1,000	$1,164,350
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006, Ref. PCR (d)(e)	2.25%	06/03/13	3,000	3,015,450
Series 2009 C, Ref. PCR	5.63%	06/01/18	5,100	5,958,891
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(d)(e)	2.88%	08/01/14	2,000	2,041,380
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,055	2,393,561
Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,065	1,231,289
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (e)(g)	6.75%	01/15/15	2,750	3,116,162
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 D, Residential Mortgage RB (CEP-GNMA) (a)(c)	5.30%	09/01/28	287	298,539
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (a)(c)	5.40%	03/01/33	144	150,361
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (a)	5.50%	09/01/39	761	786,767
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)(e)	5.88%	06/01/16	2,140	2,420,105

				66,310,242

Oklahoma–0.39%

McAlester (City of) Public Works Authority; Series 2002, Utility System CAB RB (INS-AGM) (b)(f)	0.00%	02/01/31	1,000	558,180
Series 2002, Utility System CAB RB (INS-AGM) (b)(f)	0.00%	02/01/34	3,970	1,946,610
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (INS-NATL) (b)(c)	6.00%	06/01/20	1,250	1,395,225

				3,900,015

Oregon–0.09%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	315	385,988
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (j)	6.38%	11/01/33	535	568,117

				954,105

Pennsylvania–2.04%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,450	1,672,343
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,700	3,022,245
Pennsylvania (State of) Turnpike Commission; Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	3,600	3,642,984
Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	2,200	2,193,972
Philadelphia (City of) (1975 General Ordinance); Eighteenth Series 2004, Gas Works RB (INS-AGC) (b)	5.25%	08/01/20	1,000	1,064,390
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/31	500	578,230
Susquehanna Area Regional Airport Authority; Series 2003 A, Airport System RB (INS-AMBAC) (b)(c)	5.38%	01/01/21	3,000	3,002,550
Series 2003 A, Airport System RB (INS-AMBAC) (b)(c)	5.38%	01/01/22	5,415	5,419,115

				20,595,829

Puerto Rico–2.79%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	3,320	3,353,864
Series 2012 A, Sr. Lien RB	6.00%	07/01/47	1,830	1,994,865
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, RB	5.25%	07/01/27	4,200	4,490,850
Series 2010 XX, RB	5.25%	07/01/40	3,300	3,417,744

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, RB	5.38%	08/01/39	$3,225	$3,501,995
First Subseries 2010 A, RB	5.50%	08/01/42	3,600	3,906,648
First Subseries 2010 C, RB	5.25%	08/01/41	6,950	7,478,130

				28,144,096

Rhode Island–0.37%

Rhode Island Economic Development Corp.; Series 1994 A, Airport RB (INS-AGM) (b)(c)	7.00%	07/01/14	570	595,633
Series 2005 C, Ref. Airport RB (INS-NATL) (b)	5.00%	07/01/28	3,000	3,127,230

				3,722,863

South Carolina–4.94%

Charleston County School District Corp.; Series 2004 A, Unlimited Tax GO Bonds (e)(g)	5.00%	02/01/14	3,000	3,164,580
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (a)	5.25%	12/01/25	12,500	13,964,750
Series 2005, Installment Purchase RB (a)	5.25%	12/01/26	7,500	8,380,275
Dorchester County School District No. 2 (Growth); Series 2006, Installment Purchase RB (INS-AGC) (b)	5.00%	12/01/29	4,000	4,513,160
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/34	1,590	1,943,696
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.38%	02/01/29	1,000	1,140,370
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,124,520
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (b)	5.20%	11/01/27	6,500	6,523,075
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	2,840	2,950,334
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	517	398,583
Series 2012, Ref. RB	6.00%	11/15/47	178	128,215
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	222	1,112
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	76	383
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (a)	5.00%	01/01/33	4,650	5,531,780

				49,764,833

South Dakota–0.12%

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 1998 A, RB (INS-AMBAC) (b)	5.40%	08/01/13	75	75,532
Series 2008, RB (INS-AGC) (b)	5.50%	08/01/38	1,000	1,175,830

				1,251,362

Tennessee–1.05%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,801,240
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,650	2,848,829
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM)	5.25%	11/01/30	525	633,481
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	4,700	5,279,416

				10,562,966

Texas–19.82%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	2,025	2,184,975
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,000	1,132,760
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	2,400	2,889,624

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2007, Ref. RB	5.00%	07/01/33	$735	$757,881
Series 2007, Ref. RB	5.00%	07/01/37	580	596,350
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,650	1,947,248
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	2,925	3,509,795
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	510	518,573
Dallas Area Rapid Transit; Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/42	2,900	3,493,978
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/34	7,000	8,121,960
Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2003 A, Joint RB (INS-AGM) (b)(c)	5.50%	11/01/21	10,000	10,414,800
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)	5.00%	08/15/28	2,000	2,318,000
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	8,100	9,141,741
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/42	1,500	1,780,065
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (a)	5.00%	11/01/36	1,695	2,019,186
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/27	1,930	2,327,889
Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/28	1,500	1,807,785
Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/32	1,500	1,792,065
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	1,050	1,333,448
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,650	1,879,268
Houston (City of); Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (b)(c)	5.13%	07/01/32	1,365	1,367,266
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (b)	5.25%	05/15/23	2,320	2,475,301
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	12,850	14,918,722
Series 2011 D, First Lien Combined Utility System RB (a)	5.00%	11/15/31	1,920	2,352,307
Series 2011 D, First Lien Combined Utility System RB (a)	5.00%	11/15/33	9,080	11,017,577
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (d)(e)	0.91%	06/01/17	2,500	2,500,000
Series 2012 A, Ref. Sub. Lien Airport System RB (c)	5.00%	07/01/30	2,000	2,342,860
Series 2012 A, Ref. Sub. Lien Airport System RB (c)	5.00%	07/01/31	5,000	5,825,350
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	5,230	5,888,196
Laredo Independent School District Public Facility Corp.;
Series 2004 A, Lease RB (INS-AMBAC) (b)	5.00%	08/01/29	500	501,235
Series 2004 C, Lease RB (INS-AMBAC) (b)	5.00%	08/01/29	1,000	1,002,470
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,250	1,445,125
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	2,525	2,902,967
Series 2012 A, Ref. RB	5.00%	05/15/33	2,880	3,401,942
Series 2012 A, Ref. RB	5.00%	05/15/36	3,800	4,443,948
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (d)(e)	5.60%	03/01/14	2,250	2,341,912
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,540	1,821,343
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,360	1,634,570
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,201,890
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(f)	0.00%	01/01/28	4,100	2,287,718
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,650	4,144,976
Series 2008 L-2, Ref. First Tier System RB (d)(e)(g)	6.00%	01/01/13	2,950	2,964,720
Series 2011 A, Special Projects System RB (a)	5.50%	09/01/36	4,470	5,480,712
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/32	485	552,730
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/37	525	592,730

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	$225	$229,662
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,059,360
Series 2007, Retirement Facility RB	5.75%	11/15/37	695	728,805
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,000	5,247,550
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	400	407,788
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	4,200	5,122,404
Series 2008 A, Ref. RB (INS-AGC) (b)	6.50%	07/01/37	1,000	1,210,990
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS-AGM) (b)	5.00%	12/01/30	925	1,054,075
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (a)	5.00%	04/01/28	7,615	8,953,184
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	4,750	5,392,627
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier RB (INS-AMBAC) (b)	5.50%	08/15/39	5,000	5,021,900
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	1,000	1,197,980
Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,585,840
Texas Municipal Gas Acquisition & Supply Corp.; Series 2012, Gas Supply RB	5.00%	12/15/30	2,085	2,326,339
Series 2012, Gas Supply RB	5.00%	12/15/31	1,495	1,661,394
Series 2012, Gas Supply RB	5.00%	12/15/32	1,400	1,552,110
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,820	3,486,394
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	540	582,973
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	2,400	2,771,736
Waco Educational Finance Corp. (Baylor University); Series 2012, RB	5.00%	03/01/43	2,250	2,659,995

				199,629,064

Utah–1.35%

Mountain Regional Water Special Service District; Series 2003, Ref. Water RB (e)(g)	5.00%	12/16/13	2,380	2,495,739
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	730	758,689
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)(b)	5.00%	06/15/36	2,200	2,577,938
Series 2012, Ref. Sales Tax RB	5.00%	06/15/42	6,000	6,986,520
Utah Housing Corp.; Series 2007 E-1-CL I, Single Family Mortgage RB (c)	5.25%	01/01/39	715	730,280

				13,549,166

Virgin Islands–0.36%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,225	3,623,191

Virginia–0.64%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (b)	5.00%	07/15/15	1,000	1,077,820
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (g)	5.50%	06/01/26	1,255	1,354,998
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	2,535	2,865,387
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,045	1,130,262

				6,428,467

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–6.49%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL) (b)(f)	0.00%	02/01/25	$9,850	$6,744,984
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/26	975	1,196,783
Energy Northwest (Public Power Supply System Nuclear Project No. 3); Series 1993 C, Ref. RB (INS-NATL) (b)(f)	0.00%	07/01/14	5,125	5,076,928
Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS-NATL) (b)	5.00%	12/01/33	2,400	2,547,816
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (b)	5.00%	01/01/34	1,930	2,051,165
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,250	1,249,313
Series 2008, RB	6.75%	01/01/38	3,000	2,953,470
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	3,780	4,599,806
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS-NATL) (b)	5.25%	09/01/33	8,000	8,316,320
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)	5.00%	06/01/33	2,050	2,486,712
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)	5.00%	06/01/41	585	690,265
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (a)	5.00%	02/01/41	3,630	4,111,628
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS-AGM) (b)	5.50%	08/15/38	4,000	4,477,440
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	2,000	2,480,540
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (e)(g)	6.25%	05/15/21	1,325	1,853,755
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/37	1,000	1,123,470
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (j)	6.00%	01/01/27	2,000	2,170,860
Washington (State of); Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	2,365	2,668,619
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(f)	0.00%	12/01/29	2,120	1,276,706
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (a)	5.00%	08/01/29	1,710	2,107,387
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (a)	5.00%	08/01/30	1,795	2,209,573
West Valley School District No. 363; Series 2004, Unlimited Tax GO Bonds (e)(g)	5.25%	06/01/14	2,760	2,964,571

				65,358,111

West Virginia–0.95%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	1,750	1,869,928
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	500	521,445
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	913,781
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,400	1,511,104
Series 2008, RB	6.25%	10/01/23	1,450	1,561,911
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,400	1,588,132
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,405	1,582,381

				9,548,682

Wisconsin–2.19%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (g)	5.50%	12/15/20	1,500	1,970,055
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	600	664,998
Series 2007 B, Collateralized Utility RB (c)	5.75%	11/01/37	535	575,676

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (d)(e)	4.75%	08/15/14	$1,000	$1,052,560
Series 2009 B, RB (d)(e)	5.13%	08/15/16	500	557,520
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	3,000	3,324,030
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (h)(i)	0.19%	12/01/35	1,000	1,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,600	1,826,448
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,990	2,386,388
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (a)(c)	5.30%	09/01/23	4,400	4,824,160
Series 2008 A, Home Ownership RB (a)(c)	5.50%	09/01/28	505	546,657
Wisconsin (State of);
Series 2004-3, Ref. Unlimited Tax GO Bonds (e)(g)	5.25%	05/01/14	1,445	1,544,474
Series 2004-3, Ref. Unlimited Tax GO Bonds (INS-NATL) (b)	5.25%	05/01/22	165	176,174
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,320	1,625,091

				22,074,231

Wyoming–0.29%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (c)	5.60%	12/01/35	1,000	1,067,310
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,600	1,855,712

				2,923,022

TOTAL INVESTMENTS(l)–162.09% (Cost $1,466,609,286)				1,632,410,806
FLOATING RATE NOTE OBLIGATIONS–(26.24)%
Notes with interest rates ranging from 0.15% to 0.32% at 11/30/2012 and contractual maturities of collateral ranging from 09/01/23 to 08/15/42 (See Note 1D) (m)				(264,245,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.50)%				(367,600,000)
OTHER ASSETS LESS LIABILITIES–0.65%				6,516,373

NET ASSETS–100.00%				$1,007,082,179

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
CR	— Custodial Receipts
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds

INS	— Insurer
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
TEMPS	— Tax-Exempt Mandatory Paydown Securities
VRD	— Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:

(a)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security subject to the alternative minimum tax.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(j)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $7,448,542, which represented 0.74% of the Trust’s Net Assets.

(k)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $765,131, which represented 0.08% of the Trust’s Net Assets.

(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	10.0%
National Public Finance Guarantee Corp.	7.7
Assured Guaranty Corp.	7.7

(m)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Trust’s investments with a value of $490,138,181 are held by Dealer Trusts and serve as collateral for the $264,245,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – (continued)

rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Opportunity Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.

Level 2

–       Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

–       Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$1,632,410,806	$—	$1,632,410,806

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2012 was $118,382,665 and $85,826,723, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$169,018,434
Aggregate unrealized (depreciation) of investment securities	(4,402,696)

Net unrealized appreciation of investment securities	$164,615,738

Cost of investments for tax purposes is $1,467,795,068.

Invesco Municipal Opportunity Trust

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Municipal Opportunity Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286641

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.